Fair Value Measurements - Summary of Fair Value of the Derivative Liabilities Utilizing Level 3 Measurements (Detail) - Warrants [Member] - Fair Value Level 3 [Member]	3 Months Ended
Mar. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities at Level 3 at December 31, 2020	$ 22,170,000
Change in fair value of derivative liabilities	(5,739,000)
Derivative liabilities at Level 3 at March 31, 2021	$ 16,431,000